POST-EMPLOYMENT BENEFIT - Fair value of plan assets (Details) - Present value of defined benefit obligation - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Health and life insurance plans
Defined Pension Benefits
Beginning Balance	R$ 174,716	R$ 162,635
Benefits paid during the fiscal year	(4,670)	(9,183)
Gain/Loss on plan assets	(107,647)	18,451
Closing Balance	94,934	174,716
Pension plan
Defined Pension Benefits
Beginning Balance	23,278,847	25,989,959
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Participant contributions made during the financial year	43,876	9,592
Employer contributions paid during the fiscal year	465,254	441,038
Gain/Loss on plan assets	2,931,050	(251,420)
Closing Balance	23,837,513	23,278,847
Expected yield on plan assets	R$ 2,596,753	R$ 2,253,077